Revenue From Contracts With Customers - Additional Information (Detail) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statements [Line Items]
Liability for sales return	£ 19	£ 27	£ 31
Deferred income	389	391	368
Transaction price allocated	980	876	934
Remaining transaction price during 2026	853	775	796
Remaining transaction price during 2027	100	73	110
Remaining transaction price during thereafter	£ 27	£ 28	£ 28